FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS [Abstract]
Schedule of financial instruments by category
Assets	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	1,121,223	95,452	-	1,216,675
Other financial assets, current (*)	481,637	277	21,601	503,515
Trade and others accounts receivable, current	1,008,109	-	-	1,008,109
Accounts receivable from related entities, current	19,523	-	-	19,523
Other financial assets, non current	15,517	-	-	15,517
Accounts receivable, non current	12,743	-	-	12,743
Total	2,658,752	95,729	21,601	2,776,082

Liabilities	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Other financial liabilities, current	802,841	-	-	802,841
Trade and others accounts payable, current	1,627,992	-	-	1,627,992
Accounts payable to related entities, current	12	-	-	12
Other financial liabilities, non-current	5,979,039	-	-	5,979,039
Accounts payable, non-current	326,284	-	-	326,284
Total	8,736,168	-	-	8,736,168

(*)	The amount presented as at fair value with changes in the results corresponds mainly to private investment funds. The amount presented as measured at amortized cost relates to ThUS$340,008 of funds delivered as restricted advances (as described in Note 11) and guarantees.

Assets	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	1,020,810	26,025	-	1,046,835
Other financial assets, current (*)	83,150	347	17,641	101,138
Trade and others accounts receivable, current	881,770	-	-	881,770
Accounts receivable from related entities, current	724	-	-	724
Other financial assets, non current	15,622	-	-	15,622
Accounts receivable, non current	12,201	-	-	12,201
Total	2,014,277	26,372	17,641	2,058,290

Liabilities	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Other financial liabilities, current	4,447,780	2,937	2,734	4,453,451
Trade and others accounts payable, current	4,839,251	-	-	4,839,251
Accounts payable to related entities, current	661,602	-	-	661,602
Other financial liabilities, non-current	5,948,702	-	-	5,948,702
Accounts payable, non-current	472,426	-	-	472,426
Total	16,369,761	2,937	2,734	16,375,432

(*)	The amount presented as at fair value with changes in results corresponds mainly to private investment funds. The amount presented as measured at amortized cost relates to guarantees.